COMMON STOCK REPURCHASE AND ISSUANCE	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
COMMON STOCK REPURCHASE AND ISSUANCE

NOTE 9-COMMON STOCK REPURCHASE AND ISSUANCE

On November 12, 2014, the Company’s Board of Directors approved a share repurchase program of up to $40.0 million of its ordinary shares outstanding over the 24 months through 2016. On November 4, 2016, the Company’s Board of Directors approved an extension for this program to November 2018. On November 4, 2018, the Company’s Board of Directors approved an extension for this program to November 2020. For the years ended December 31, 2018, 2017 and 2016, the Company repurchased 623,765, 72,739 and 2,054,655 shares at the cost of $2.5 million, $0.1 million and $4.1 million, respectively. All of the repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired or reissued.